Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Feb. 28, 2019
Document Effective Date	Feb. 28, 2019
Prospectus Date	Feb. 28, 2019
Cboe Vest S&P 500 Dividend Aristocrats Target Income ETF | Cboe Vest S&P 500 Dividend Aristocrats Target Income ETF
Prospectus:
Trading Symbol	KNG